Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$95,733,466.88	0.5058304	$85,890,508.93	0.4538228	$9,842,957.95
Total Securities	$95,733,466.88	0.0953274	$85,890,508.93	0.0855262	$9,842,957.95

Weighted Avg. Coupon (WAC)	4.79%		4.83%
Weighted Avg. Remaining Maturity (WARM)	19.65		18.89
Pool Receivables Balance	$118,724,949.21		$108,732,606.09
Remaining Number of Receivables	21,650		20,452

Adjusted Pool Balance	$117,447,378.63		$107,604,420.68

III. COLLECTIONS

Principal:
Principal Collections	$9,875,048.20
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$179,887.29
Total Principal Collections	$10,054,935.49

Interest:
Interest Collections	$470,190.20
Late Fees & Other Charges	$26,143.58
Interest on Repurchase Principal	$-
Total Interest Collections	$496,333.78

Collection Account Interest	$608.32
Reserve Account Interest	$336.12
Servicer Advances	$-

Total Collections	$10,552,213.71

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$10,552,213.71
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,552,213.71

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$98,937.46		$98,937.46	$98,937.46
Collection Account Interest					$608.32
Late Fees & Other Charges					$26,143.58
Total due to Servicer					$125,689.36

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$103,711.26		$103,711.26

Total Interest:		$103,711.26		$103,711.26	$103,711.26

Available Funds Remaining:					$10,322,813.09

3. Regular Principal Distribution Amount:					$9,842,957.95

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$9,842,957.95
Class A Notes Total:	$9,842,957.95	$9,842,957.95
Total Noteholders Principal		$9,842,957.95

4. Required Deposit to Reserve Account			0.00

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			479,855.14

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,277,570.58
Beginning Period Amount	$1,277,570.58
Current Period Amortization	$149,385.17
Ending Period Required Amount	$1,128,185.41
Ending Period Amount	$1,128,185.41
Next Distribution Date Amount	$990,741.68

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool	18.49%	20.18%	20.18%

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.30%	20,105	97.35%	$105,849,487.82
30 - 60 Days	1.35%	277	2.10%	$2,285,204.28
61 - 90 Days	0.28%	58	0.45%	$494,420.04
91 + Days	0.06%	12	0.10%	$103,493.95
		20,452		$108,732,606.09
Total
Delinquent Receivables 61 + days past due	0.34%	70	0.55%	$597,913.99
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	60	0.46%	$550,462.41
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	77	0.50%	$650,930.62
Three-Month Average Delinquency Ratio	0.32%		0.50%

Repossession in Current Period		17		$161,012.89
Repossession Inventory		31		$69,726.01

Charge-Offs
Gross Principal of Charge-Off for Current Period				$117,294.92
Recoveries				$(179,887.29)
Net Charge-offs for Current Period				$(62,592.37)

Beginning Pool Balance for Current Period				$118,724,949.21

Net Loss Ratio				-0.63%
Net Loss Ratio for 1st Preceding Collection Period				0.40%
Net Loss Ratio for 2nd Preceding Collection Period				0.27%
Three-Month Average Net Loss Ratio for Current Period				0.01%

Cumulative Net Losses for All Periods				$7,440,363.59
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

Principal Balance of Extensions				$553,695.69
Number of Extensions				66